Significant Events - Additional Information (Detail) $ in Millions, R$ in Billions		6 Months Ended	12 Months Ended
	Aug. 08, 2018 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Jun. 30, 2021 USD ($)	Aug. 08, 2018 BRL (R$)
Disclosure of significant events [line items]
Termination of criminal charges against affected individuals by the federal court		8
Appeal against termination of criminal charges still pending in federal court		7
Framework agreement [member] | Definitive And Substantive Settlement Obligation Member [Member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities		$ 30,000		R$ 155.0
Samarco dam failure [member]
Disclosure of significant events [line items]
Provision in addition to obligations under the Framework Agreement		$ 3,286	$ 3,421		$ 2,792
Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [line items]
Term of agreement		15 years
Samarco dam failure [member] | Governance Agreement [member] | Federal public prosecution office claim [member]
Disclosure of significant events [line items]
Term of agreement	2 years
Estimated financial effect of contingent liabilities		$ 30,000		155.0
Preliminary agreement suspended amount	$ 1,500					R$ 7.7
Samarco dam failure [member] | Governance Agreement [member] | Federal public prosecution office claim [member] | Definitive And Substantive Settlement Obligation Member [Member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities		$ 30,000		R$ 155.0
Samarco Mineracao S.A. [member]
Disclosure of significant events [line items]
Percentage of interest in joint venture investment		50.00%
BHP Brasil Ltda [member] | Samarco Germano dam decommissioning [member]
Disclosure of significant events [line items]
Provision		$ 164	184
Percentage of decommissioning cost		50.00%
BHP Brasil Ltda [member] | Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [line items]
Provision in addition to obligations under the Framework Agreement		$ 3,100	$ 3,200
Percentage of remaining costs expected to be incurred by December 2024		80.00%
BHP Brasil Ltda [member] | Samarco Mineracao S.A. [member]
Disclosure of significant events [line items]
Investment in Samarco		$ 0
Dividends received		0
Profits available for distribution		$ 0
Percentage of interest in joint venture investment		50.00%
BHP Brasil Ltda [member] | Samarco Mineracao S.A. [member] | Samarco dam failure [member]
Disclosure of significant events [line items]
Commitments amount		$ 915